Form N-PX

             Annual Report of Proxy Voting Record of

		         The Ehrenkrantz Trust

               Investment Company Act File No: 811-04938

                           Registrant
                        The Ehrenkrantz Trust
                       410 Park Ave., 7th Floor
                        New York, NY 10022

                          Agent for Service
                            Joan King
                        410 Park Ave., 7th Floor
                         New York, NY  10022
                          (212)786-0973

           Date of Reporting Period: July 1, 2004 to June 30, 2005

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                                               Management    Registrant
Proposal                       Proposed by       Voted         Voted

Bristol-Myers Squibb Co.


CUSIP: 110122108 Ticker: BMY

Annual General Meeting:   May 3, 2005

1  Elect 7 Directors           Management      For            For
2  Ratify Auditor 2005
   Pricewaterhouse             Management      For            For
3  Restate Certificate of
   Incorporation               Management      For            For
4  Political Contributions     Shareholder     Against        Against
5  HIV/AIDS Report             Shareholder     Against        Against
6  Animal Testing              Shareholder     Against        Against
7  Separation of Chairman/
   CEO Positions               Shareholder     Against        Against
8  Restatement Situations      Shareholder     Against        Against
9  Restricted Stock            Shareholder     Against        Against
10 Director Vote Threshold     Shareholder     Against        Against

Corning, Inc.

CUSIP: 219350105 Ticker: GLW

Annual General Meeting:  April 28, 2005

1  Elect 4 Directors           Management      For            For
2  Ratify auditor-
   Pricewaterhouse             Management      For            For
3  S/H approval of future
   severance agreements        Stockholder     Against        For

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The DIRECTV Group, Inc.

CUSIP: 25459L106 Ticker: DTV

Annual General Meeting:  June 1, 2005

1  Elect 3 Directors           Management      For            For
4  Ratify auditor 05           Management      For            For

Nortel Networks Corp.

CUSIP: 656566102 Ticker: NT

Annual General Meeting:   June 29, 2005

1  Elect 12 Directors          Management      For            For
2  Ratify Auditor
   Deloitte Touchc             Management      For            For
3  2005 Stock Purchase Plan    Management      For            For
4  2005 Stock Incentive Plan   Management      For            For
5  Exec Compensation           Shareholder     Against        Against
6  Sr. Exec Bonus/Pension
   Calc                        Shareholder     Against        Abstain
7  Director Nominee
   Candidates                  Shareholder     Against        Against
8  Exec Salary Rollback        Shareholder     Against        Against
9  Exec Bonus/Salary
   Refund to Corp              Shareholder     Against        Abstain
10 Sr Exec Bonus/Salary
   Pension Plan                Shareholder     Against        Against
11 Perks Paid to Board of
   Directors Returned          Shareholder     Against        Abstain
12 Business Travel             Shareholder     Against        Against
13 Elect 2 Additional
   Directors                   Shareholder     Against        Abstain
14 Return of Audit Fees        Shareholder     Against        Against
15 OSC/SEC Notification        Shareholder     Against        Against

Schering Plough Corporation

CUSIP: 806605101 Ticker: SGP

Annual General Meeting:  April 26, 2005

1  Elect 3 Directors            Management      For             For
2  Ratify auditor 05e           Management      For             For
3  Elect Directors Annually     Shareholder     Against         Against
4  Minimize Animal Testing      Shareholder     Against         Against

Sirna Therapeutics, Inc.

CUSIP: 829869100 Ticker: RNAI

Annual General Meeting - June 14, 2005

1  Elect 2 Directors            Management      For             For
2  Incentive Plan 05            Management      For             For

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3  Ratify auditor -
   Ernst & Young LLP            Management      For             For
4  Warrant Exchange
   Transaction                  Management      For             For

Sun Microsystems, Inc.

CUSIP: 866810104 Ticker: SUNW

Annual General Meeting:  November 10, 2004

1  Elect 9 Directors            Management      For             For
2  Ratify auditor 04/05
   Ernst & Young LLP            Management      For             For

Vishay Intertechnology, Inc.

CUSIP:  928298108 Ticker: FSH

Annual General Meeting: May 10, 2005

1  Elect 3 Directors             Management      For             For
2  Ratify auditor 05
   Ernst & Young LLP             Management      For             For

Walgreen Company

CUSIP: 931422109 Ticker: WAG

Annual General Meeting:  January 12, 2005

NO VOTE - POSITION SOLD PRIOR TWO DAYS AFTER RECORD DATE


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust





By: /s/ Irwin Nussbaum
        Irwin Nussbaum
        President
Date:   August 29, 2005



By: /s/ Joan King
        Joan King
        Vice-President, Secretary and Treasurer
Date:   August 29, 2005